Profit appropriation and restricted net assets - Condensed Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$ 5,832	$ 559	$ (45,701)
Cash flows from investing activities:
Placement of time deposits	(2,231)	(2,094)	(4,872)
Withdrawal of time deposits	3,007	4,830	17,614
Net cash provided by investing activities	468	2,449	2,508
Cash flows from financing activities:
Net cash provided by financing activities	240		20,484
Effect of exchange rate changes on cash and cash equivalents	(80)	104	(714)
Net decrease in cash and cash equivalents	6,460	3,112	(23,423)
Condensed
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(1,129)	(1,109)	(3,210)
Cash flows from investing activities:
Placement of time deposits		(1,006)	(4,872)
Withdrawal of time deposits	1,000	4,830	17,614
Net cash provided by investing activities	(1,833)	(343)	(8,113)
Cash flows from financing activities:
Net cash provided by financing activities	900	773	4,078
Effect of exchange rate changes on cash and cash equivalents	2	77	(487)
Net decrease in cash and cash equivalents	(2,060)	(602)	(7,732)
Cash and cash equivalents at the beginning of the year	3,605	4,207	11,939
Cash and cash equivalents at the end of the year	1,545	3,605	4,207
Intra-Group entities | Condensed
Cash flows from investing activities:
Net cash provided by investing activities	(2,833)	(4,167)	(20,855)
Cash flows from financing activities:
Net cash provided by financing activities	$ 900	$ 773	$ 4,078